Commitments and Contingencies (Narrative) (Details) kr in Millions, $ in Millions	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Purchase commitment on mining equipment		$ 107.1	$ 5.8
Other property, plant and equipment	kr 411.9	40.9
100 MW Facility in Paraguay [Member]
Disclosure of transactions between related parties [line items]
Purchase commitment on mining equipment		$ 46.1	$ 0.0